Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	718,068,567	746,688,830
Weighted-average number of vested DSUs	701,138	639,653
Basic	718,769,705	747,328,483
Effect of stock options and TRSUs	1,423,800	1,633,011
Diluted	720,193,505	748,961,494